RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Schedule of Grower Advances (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Short-Term
Allowances for advances to growers and suppliers	$ (17,627)	$ (19,839)
Grower advance receivables, net of allowances for credit losses of $17,627 and $19,839, respectively	105,146	109,958
Long-Term
Net advances to growers and suppliers	18,292	13,896
Secured advances
Short-Term
Gross advances to growers and suppliers	61,102	67,104
Allowances for advances to growers and suppliers	(9,102)	(11,416)
Long-Term
Gross advances to growers and suppliers	17,778	13,197
Allowance for advances to growers and suppliers	(1,297)	(1,317)
Unsecured advances
Short-Term
Gross advances to growers and suppliers	61,671	62,693
Allowances for advances to growers and suppliers	(8,525)	(8,423)
Long-Term
Gross advances to growers and suppliers	6,303	6,391
Allowance for advances to growers and suppliers	$ (4,492)	$ (4,375)